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    As filed with the Securities and Exchange Commission on April 30, 2002
                                                     Registration Nos. 33-20453
                                                                       811-5166
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                               -----------------

                        POST-EFFECTIVE AMENDMENT NO. 29

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 [X]

                               AMENDMENT NO. 30
                       (Check appropriate box or boxes.)

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                        MONY America Variable Account A
                          (Exact Name of Registrant)

                          MONY LIFE INSURANCE COMPANY
                                  OF AMERICA
                              (Name of Depositor)

                                 1740 Broadway
                           New York, New York 10019
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code (212) 708-2000

                            Haroula K. Ballas, Esq.
                             Counsel -- Operations
                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019
                    (Name and Address of Agent for Service)

                               -----------------

   Approximate date of proposed public offering: It is proposed that this filing will become effective: (check appropriate box)

       [_]immediately upon filing pursuant to paragraph (b) of Rule 485.
       [X]on May 1, 2002 pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]on          pursuant to paragraph (a)(1) of Rule 485.
       [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
       [_]on            pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:

       [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Individual flexible payment variable annuity contracts.

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                                   Prospectus

                                Dated May 1, 2001

             Individual Flexible Payment Variable Annuity Contracts
                                    Issued by

                         MONY America Variable Account A
                     MONY Life Insurance Company of America

CONTRACT PROVISIONS AND BENEFITS

The individual flexible payment variable annuity contract described in this prospectus is only available for contracts issued in the State of Florida. The contract is issued with an endorsement approved by the State of Florida which incorporates all of the provisions and benefits of the MONY Custom Master contract. This filing incorporates by reference Parts A, B and C of Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (Registration Nos. 333-59717 and 811-5166.)

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PART A AND PART B: PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

The Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (Registration Nos. 333-59717 and 811-5166) filed on April 30, 2002 is incorporated herein by reference.

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PART C: OTHER INFORMATION

Part C, Other Information, included in Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (Registration Nos. 333-59717 and 811-5166) filed on April 30, 2002 is incorporated herein by reference.